Equity, Issuance of Equity Securities (Details) $ / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 shares		Dec. 31, 2021 CAD ($) shares $ / shares		Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 $ / shares
Issuance of equity securities [Abstract]
Common shares issued (in shares)	0
Warrants issued (in shares)			19,250,000	[1]	19,250,000	[1]
Broker Warrants [Member]
Issuance of equity securities [Abstract]
Warrants issued (in shares)			1,144,200		1,144,200
Warrants strike price (in dollars per share) | $ / shares			$ 1.45
Warrants [Member]
Issuance of equity securities [Abstract]
Warrants issued (in shares)	0	[2]	1,144,200	[2]	1,144,200	[2]
Private Placement [Member]
Issuance of equity securities [Abstract]
Closing date			Jan. 13, 2021		Jan. 13, 2021
Gross proceeds | $			$ 77,500,000
Common shares issued (in shares)			15,500,000
Fair value of the shares issued (in dollars per share) | $ / shares			$ 6.34
Warrant valuation assumptions [Abstract]
Commissions and fees incurred | $			$ 5,337
Commissions and fees unpaid | $
Private Placement [Member] | Broker Warrants [Member]
Issuance of equity securities [Abstract]
Warrants issued (in shares)			930,000		930,000
Fair value of warrants issued (in dollars per share) | $ / shares			$ 4.22
Warrants strike price (in dollars per share) | $ / shares			$ 6.25
Warrants term			24 months		24 months
Private Placement [Member] | Warrants [Member]
Warrant valuation assumptions [Abstract]
Valuation model			Black-Scholes		Black-Scholes
Expected life			2		2
Risk-free rate			0.16%		0.16%
Volatility			136.00%		136.00%
Dividend yield			0.00%		0.00%
Public Bought Deal [Member]
Issuance of equity securities [Abstract]
Closing date			Jun. 15, 2021		Jun. 15, 2021
Gross proceeds | $			$ 115,000,000
Common shares issued (in shares)			23,000,000
Fair value of the shares issued (in dollars per share) | $ / shares			$ 4.93
Warrant valuation assumptions [Abstract]
Commissions and fees incurred | $			$ 7,336
Commissions and fees unpaid | $
Public Bought Deal [Member] | Broker Warrants [Member]
Issuance of equity securities [Abstract]
Warrants issued (in shares)			144,000		144,000
Fair value of warrants issued (in dollars per share) | $ / shares			$ 3.12
Warrants strike price (in dollars per share) | $ / shares			$ 6.25
Warrants term			24 months		24 months
Public Bought Deal [Member] | Warrants [Member]
Warrant valuation assumptions [Abstract]
Valuation model			Black-Scholes		Black-Scholes
Expected life			2		2
Risk-free rate			0.16%		0.16%
Volatility			136.00%		136.00%
Dividend yield			0.00%		0.00%
Public Offering [Member]
Issuance of equity securities [Abstract]
Closing date			Sep. 17, 2021		Sep. 17, 2021
Gross proceeds			$ 220,200,000		$ 172.5
Common shares issued (in shares)			20,182,500
Fair value of the shares issued (in dollars per share) | (per share)			$ 10.27				$ 8.55
Warrant valuation assumptions [Abstract]
Commissions and fees incurred | $			$ 12,422
Commissions and fees unpaid | $
Public Offering [Member] | Broker Warrants [Member]
Issuance of equity securities [Abstract]
Warrants issued (in shares)			70,200		70,200
Fair value of warrants issued (in dollars per share) | (per share)			$ 8.3				6.51
Warrants strike price (in dollars per share) | (per share)			$ 13.36				$ 10.69
Warrants term			60 months		60 months
Public Offering [Member] | Warrants [Member]
Warrant valuation assumptions [Abstract]
Valuation model			Black-Scholes		Black-Scholes
Expected life			5		5
Risk-free rate			1.13%		1.13%
Volatility			120.00%		120.00%
Dividend yield			0.00%		0.00%

[1]	The warrants issued comprise of 7,750,000 private placement warrants and 11,500,000 public bought deal warrants related to the January 13, 2021, and June 15, 2021, equity issuances, respectively, completed during the year ended December 31, 2021.
[2]	The warrants issued comprise of 1,144,200 broker warrants related to the three equity issuances completed during the year ended December 31, 2021.